Investments	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Investments
Investments

Available for sale fixed maturities and equity securities at December 31 consisted of the following (in millions):

	2017					2016
	Amortized Cost	Gross Unrealized		Net Unrealized	Fair Value	Amortized Cost	Gross Unrealized		Net Unrealized	Fair Value
		Gains	Losses				Gains	Losses
Fixed maturities:
U.S. Government and government agencies	$48	$1	$(3)	$(2)	$46	$51	$2	$(3)	$(1)	$50
States, municipalities and political subdivisions	4,147	190	(12)	178	4,325	4,063	155	(42)	113	4,176
Foreign government	11	2	—	2	13	12	1	—	1	13
Residential MBS	2,040	259	(2)	257	2,297	2,388	216	(7)	209	2,597
Commercial MBS	835	33	—	33	868	1,304	46	(1)	45	1,349
Asset-backed securities	6,120	130	(13)	117	6,237	4,517	37	(35)	2	4,519
Corporate and other	16,857	614	(34)	580	17,437	14,975	448	(107)	341	15,316
Total fixed maturities	$30,058	$1,229	$(64)	$1,165	$31,223	$27,310	$905	$(195)	$710	$28,020

Equity securities:
Common stocks	$366	$117	$(10)	$107	$473	$391	$55	$(9)	$46	$437
Perpetual preferred stocks	113	7	—	7	120	56	3	(1)	2	58
Total equity securities	$479	$124	$(10)	$114	$593	$447	$58	$(10)	$48	$495

The non-credit related portion of other-than-temporary impairment charges is included in other comprehensive income. Cumulative non-credit charges taken for securities still owned at December 31, 2017 and December 31, 2016, respectively, were $127 million and $149 million. Gross unrealized gains on such securities at December 31, 2017 and December 31, 2016 were $103 million and $101 million, respectively. Gross unrealized losses on such securities at December 31, 2017 and December 31, 2016 were $4 million and $2 million, respectively. These amounts represent the non-credit other-than-temporary impairment charges recorded in AOCI adjusted for subsequent changes in fair values and relate primarily to residential MBS.

The following tables show gross unrealized losses (dollars in millions) on available for sale fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at the following balance sheet dates.

	Less Than Twelve Months			Twelve Months or More
	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
December 31, 2017
Fixed maturities:
U.S. Government and government agencies	$—	$4	100%	$(3)	$10	77%
States, municipalities and political subdivisions	(4)	396	99%	(8)	273	97%
Residential MBS	—	29	100%	(2)	33	94%
Commercial MBS	—	65	100%	—	—	—%
Asset-backed securities	(6)	876	99%	(7)	217	97%
Corporate and other	(18)	1,745	99%	(16)	524	97%
Total fixed maturities	$(28)	$3,115	99%	$(36)	$1,057	97%

Equity securities:
Common stocks	$(10)	$58	85%	$—	$—	—%
Perpetual preferred stocks	—	53	100%	—	10	100%
Total equity securities	$(10)	$111	92%	$—	$10	100%

December 31, 2016
Fixed maturities:
U.S. Government and government agencies	$—	$8	100%	$(3)	$7	70%
States, municipalities and political subdivisions	(38)	1,288	97%	(4)	12	75%
Residential MBS	(4)	298	99%	(3)	91	97%
Commercial MBS	(1)	93	99%	—	—	—%
Asset-backed securities	(18)	1,295	99%	(17)	551	97%
Corporate and other	(87)	3,636	98%	(20)	340	94%
Total fixed maturities	$(148)	$6,618	98%	$(47)	$1,001	96%

Equity securities:
Common stocks	$(9)	$91	91%	$—	$3	100%
Perpetual preferred stocks	(1)	32	97%	—	—	—%
Total equity securities	$(10)	$123	92%	$—	$3	100%

At December 31, 2017, the gross unrealized losses on fixed maturities of $64 million relate to 539 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 74% of the gross unrealized loss and 89% of the fair value.

The determination of whether unrealized losses are other-than-temporary requires judgment based on subjective as well as objective factors. Factors considered and resources used by management include:

a)	whether the unrealized loss is credit-driven or a result of changes in market interest rates,

b)	the extent to which fair value is less than cost basis,

c)	cash flow projections received from independent sources,

d)	historical operating, balance sheet and cash flow data contained in issuer SEC filings and news releases,

e)	near-term prospects for improvement in the issuer and/or its industry,

f)	third party research and communications with industry specialists,

g)	financial models and forecasts,

h)	the continuity of dividend payments, maintenance of investment grade ratings and hybrid nature of certain investments,

i)	discussions with issuer management, and

j)	ability and intent to hold the investment for a period of time sufficient to allow for anticipated recovery in fair value.

GALIC analyzes its MBS securities for other-than-temporary impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. During 2017, GALIC recorded $1 million in other-than-temporary impairment charges related to its residential MBS.

In 2017, GALIC recorded approximately $13 million and $2 million in other-than-temporary impairment charges related to other fixed maturities (other than residential MBS securities) and other investments, respectively.

GALIC recorded $21 million in other-than-temporary impairment charges on common stocks in 2017. At December 31, 2017, the gross unrealized losses on common stocks of $10 million relate to 14 securities, none of which has been in an unrealized loss position for more than 12 months.

GALIC recorded $6 million in other-than-temporary impairment charges on preferred stocks in 2017. At December 31, 2017, the gross unrealized losses on preferred stocks of less than $1 million relate to 6 securities. One preferred stock has been in an unrealized loss position for 12 months or more and it is investment grade rated.

Management believes GALIC will recover its cost basis in the securities with unrealized losses and that GALIC has the ability to hold the securities until they recover in value and had no intent to sell them at December 31, 2017. As discussed in Note A — “Accounting Policies — Investments,” effective January 1, 2018, all equity securities currently classified as “available for sale” will be required to be carried at fair value through net earnings instead of accumulated other comprehensive income and will therefore no longer be evaluated for other-than-temporary impairment.

A progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income is shown below (in millions):

	2017	2016	2015

Balance at January 1	$104	$110	$115
Additional credit impairments on:
Previously impaired securities	1	1	—
Securities without prior impairments	2	—	1
Reductions due to sales or redemptions	(8)	(7)	(6)
Balance at December 31	$99	$104	$110

The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2017 (dollars in millions). Securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers.

	Amortized	Fair Value
	Cost	Amount	%
Maturity
One year or less	$434	$443	1%
After one year through five years	4,683	4,870	16%
After five years through ten years	12,156	12,558	40%
After ten years	3,790	3,950	13%
	21,063	21,821	70%
ABS (average life of approximately 5 years)	6,120	6,237	20%
MBS (average life of approximately 4.5 years)	2,875	3,165	10%
Total	$30,058	$31,223	100%

Certain risks are inherent in fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.
There were no investments in individual issuers that exceeded 10% of shareholder’s equity at December 31, 2017 or 2016.

Real Estate and Other Investments Real estate and other investments on GALIC’s Balance Sheet includes the following at December 31 (in millions):

	2017	2016
Limited partnerships and similar investments accounted for using the equity method	$595	$385
AFG-managed collateralized loan obligations	150	148
Directly owned real estate	136	160
Other investments	72	70
Total real estate and other investments	$953	$763

Net Investment Income The following table shows (in millions) investment income earned and investment expenses incurred:

	2017	2016	2015
Investment income:
Fixed maturities	$1,342	$1,248	$1,138
Equity securities	21	24	21
Equity in earnings of partnerships and similar investments	37	22	16
Mortgage loans	46	47	45
Policy loans	11	11	12
Real estate and other	31	34	7
Gross investment income	1,488	1,386	1,239
Investment expenses	(10)	(10)	(9)
Net investment income	$1,478	$1,376	$1,230

GALIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses, which included investment management fees charged by this subsidiary, were $5 million for both the years ended December 31, 2017 and 2016 and $6 million for the year ended December 31, 2015.

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in millions):

	2017				2016
	Realized gains (losses)				Realized gains (losses)
	Before Impairments	Impairments	Total	Change in Unrealized	Before Impairments	Impairments	Total	Change in Unrealized
Fixed maturities	$15	$(14)	$1	$455	$32	$(25)	$7	$127
Equity securities	12	(27)	(15)	66	17	(41)	(24)	51
Mortgage loans and other investments	(8)	(2)	(10)	—	—	—	—	—
Other (*)	(3)	14	11	(219)	(7)	15	8	(52)
Total pretax	16	(29)	(13)	302	42	(51)	(9)	126
Tax effects	(6)	10	4	(5)	(15)	18	3	(44)
Net of tax	$10	$(19)	$(9)	$297	$27	$(33)	$(6)	$82

	2015
	Realized gains (losses)
	Before Impairments	Impairments	Total	Change in Unrealized
Fixed maturities	$24	$(28)	$(4)	$(698)
Equity securities	17	(36)	(19)	(49)
Mortgage loans and other investments	(1)	(2)	(3)	—
Other (*)	(5)	15	10	320
Total pretax	35	(51)	(16)	(427)
Tax effects	(12)	18	6	149
Net of tax	$23	$(33)	$(10)	$(278)

(*)	Primarily adjustments to deferred policy acquisition costs and reserves related to the annuity business.

Gross realized gains and losses (excluding impairment write-downs and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions consisted of the following (in millions):

	2017	2016	2015
Fixed maturities:
Gross gains	$37	$45	$31
Gross losses	(19)	(6)	(5)
Equity securities:
Gross gains	23	19	18
Gross losses	(11)	(2)	(1)